ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 21, 2022	Feb. 26, 2021	Jan. 26, 2021	May 14, 2019
NET INCOME (LOSS)	$ (2,186,692)	$ (1,422,463)	$ (8,852,677)	$ (5,373,015)
Working Capital Deficit	16,620,626		14,605,687
Cash	$ 497,022		$ 564,242	$ 191,485
Boston Solar [Member]
Membership interest, percentage	80.10%		80.10%		80.10%
Box Pure Air, LLC [Member]
Membership interest, percentage	51.00%		51.00%			51.00%
Discount Indoor Garden Supply, Inc. [Member]
Membership interest, percentage	90.00%		90.00%
ShieldSaver, LLC [Member]
Membership interest, percentage	51.00%		51.00%
Direct Solar America [Member]
Equity ownership, percentage	51.00%		51.00%					51.00%
Undesignated Preferred Stock [Member]
Membership interest, percentage							100.00%